Debt, Total Debt (Details) - USD ($) $ in Millions		Mar. 31, 2015		Dec. 31, 2014		Oct. 29, 2014	Mar. 31, 2014	Dec. 31, 2013
Credit facility		$ 235		$ 260
Capital Lease obligations and other				51
Total Debt		4,229	[1]	4,255	[1]			$ 2,831
Unamortized issuance costs		(85)	[2]	(88)	[2]			(75)
Current maturities, net of unamortized issuance costs		(6)		(6)				(6)
Debt, net of current maturities and unamortized issuance costs		4,138		4,161				2,750
Debt instrument, unamortized discount								8
Debt instrument, unamortized premium				5				6
Unamortized debt issuance costs		$ 89
Maturities of Debt
Aggregate maturities of debt due 2015				6
Aggregate maturities of debt due 2016				404
Aggregate maturities of debt due 2017				456
Aggregate maturities of debt due 2018				7
Aggregate maturities of debt due 2019				767
4.250% Senior Notes due 2017
Senior notes				$ 450				450
Debt instrument interest rate		4.25%		4.25%
9.750% Senior Notes due 2019
Senior notes	[3]			$ 0				300
Debt instrument interest rate				9.75%
Debt instrument, unamortized discount				$ 0				8
Unamortized debt issuance costs				4
5.375% Senior Notes due 2022
Senior notes				$ 475				475
Debt instrument interest rate		5.375%		5.375%
5.125% Senior Notes due 2024
Senior notes				$ 300				0
Debt instrument interest rate		5.125%		5.125%
TLLP 5.500% Senior Notes due 2019
Senior notes				$ 500				0
Debt instrument interest rate				5.50%			5.50%
5.875% Senior Notes due 2020
Senior notes	[4]			$ 470				600
Debt instrument interest rate				5.875%
Debt instrument, unamortized premium				$ 5				6
TLLP 6.125% Senior Notes due 2021
Senior notes				$ 550				550
Debt instrument interest rate				6.125%
TLLP 6.250% Senior Notes Due 2022
Senior notes				$ 800				0
Debt instrument interest rate				6.25%		6.25%
Capital Lease Obligations
Capital Lease obligations and other				$ 52				58
Tesoro Corporation Revolving Credit Facility
Credit facility		$ 0	[5]	0	[6]			0
TLLP Revolving Credit Facility
Credit facility		235		260				0
Term Loan Facility
Credit facility				398				398
TLLP
Total Debt		$ 2,500		2,500
New Accounting Pronouncement, Early Adoption, Effect
Unamortized debt issuance costs				$ 93				$ 73

[1]	Total debt related to TLLP, which is non-recourse to Tesoro, except for TLGP, was $2.5 billion at both March 31, 2015 and December 31, 2014, respectively.
[2]	The Company has adopted ASU 2015-03 as of March 31, 2015 and applied the changes retrospectively to the prior period presented. Adoption of this standard has resulted in the reclassification of $93 million of unamortized debt issuance costs from other noncurrent assets to debt on the balance sheet at December 31, 2014. Unamortized debt issuance costs of $89 million are recorded as a reduction to debt on the balance sheet at March 31, 2015. See Note 1 for further discussion.
[3]	Unamortized discount of $8 million associated with this senior note is included in unamortized issuance costs at December 31, 2013.
[4]	Unamortized premiums of $5 million and $6 million associated with this senior note is included in unamortized issuance costs at December 31, 2014 and 2013, respectively.
[5]	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.
[6]	Borrowing base is the lesser of the amount of the periodically adjusted borrowing base or the agreement’s total capacity of $3.0 billion.